Annual Report
December 31, 1997
Personal Strategy Balanced Portfolio

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price Investment Services, Inc., Distributor

T. Rowe Price
Personal Strategy Balanced Portfolio
Annual Report
December 31, 1997

Dear Investor

Despite turmoil in Asian economies, both stocks and bonds turned in solid performances during the 6- and 12-month periods ended December 31, 1997. Global stock markets reacted to the events in Southeast Asia by falling dramatically after earlier gains, but U.S. stocks recovered some lost ground. The main beneficiary was the U.S. Treasury market, which surged on an investor flight to safety.

PERFORMANCE AND STRATEGY REVIEW

Performance Comparison

Periods Ended 12/31/97          6 Months      12 Months
________________________________________________________

Personal Strategy
Balanced Portfolio                  7.71%         18.04%

Combined Index Portfolio*           8.63          23.13

* An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers Aggregate Bond Index), and 10% money markets (90-day Treasury bills).

The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash-with 10-percentage-point variations permitted for each asset class.

The rally in both U.S. stocks and bonds helped the fund post solid absolute returns, although it trailed its benchmark during both periods shown in the table. The fund's lagging performance was primarily due to an underweighting in equities compared with the benchmark and a fairly heavy exposure to foreign stocks.

On December 31, your fund had 57% of its assets in stocks versus
58% at the end of last June, 39% in bonds (unchanged), and the remaining 4% in cash reserves.

We overweighted high-yield bonds and underweighted foreign bonds. The mix of growth and value stocks in the portfolio is reflected in our top 10 holdings, which include AT&T, GE, H&R Block, Philip Morris, and SBC Communications. The fund's sixth-largest stock position is SPDR Trust, whose performance is directly linked to that of the S&P 500 Stock Index.

Asset Allocation pie chart
12/31/97

Stocks                         57%
Bonds                          39%
Money Markets                   4%

On the international equities front, we maintained a high exposure to foreign stocks, which unfortunately did not perform as well as their domestic counterparts in U.S. currency terms over the year. We continue to believe foreign stocks offer good value at this time and provide valuable diversification for the fund.

MARKET REVIEW

The fund's investment committee meets monthly to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges, based on market conditions and economic fundamentals. The committee maintained the fund's slightly defensive exposure to stocks and high bond position. It continued to overweight international stocks and kept a fairly equal mix of domestic growth and value stocks. In the bond area, the committee underweighted fund exposure to foreign bonds, while slightly overweighting high-yield securities. The committee maintained a minimal position in cash equivalents.

Interest Rate Levels chart 12/31/97


            30-Year        5-Year             90-Day
           Treasury       Treasury           Treasury
             Bond           Note               Bill

12/31/96     6.58           6.12              5.1
             6.89           6.36              5.18
             6.75           6.31              5.19
3/31         7              6.66              5.39
             6.98           6.62              5.29
             6.99           6.6               5.09
6/30         6.72           6.31              5.1
             6.38           6                 5.25
             6.63           6.22              5.26
9/30         6.35           5.94              4.98
             6.22           5.78              5.18
             6.08           5.82              5.27
12/31/97     5.93           5.71              5.4

Negative fallout from overbuilding and excess manufacturing capacity in Asia, along with the takeover of Hong Kong by China, took their toll on U.S. financial markets. However, domestic markets strengthened once it became apparent that the U.S. economy was continuing along its path of high employment, high consumer confidence, and low inflation.

The 30-year Treasury bond yield fell from a peak of 7.00% at the end of March to 5.93% at year-end. The five-year note yield also declined, but not as far, from 6.66% in March to 5.71%. Money markets were relatively stable, with the 90-day Treasury bill yield rising only 30 basis points during the year to 5.40%. (See chart.) When earlier concerns about accelerating inflation failed to materialize, the Federal Reserve remained on hold following its quarter-point hike in the key fed funds rate in March.

Stocks had reached a peak in late July and early August, then entered a trading zone before plummeting in late October in response to the turbulence in Southeast Asia. However, investors who stayed the course were rewarded as equity markets recaptured much of their earlier gains despite weakening again in December. This was the third consecutive year that the broad market posted returns in excess of 20%, a modern record.

OUTLOOK

With prospects looking good for a federal budget nearly in balance in 1998, financial markets will be looking toward Washington to get an idea of how any future surpluses will be handled. A combination of tax cuts and debt reduction would be regarded favorably, while any attempt to raise spending would have the opposite effect. We anticipate a period of interest rate stability, with slightly lower rates overall than during recent years. In that environment, bonds should perform relatively well in the months ahead.

A significant slowdown in Asian economic growth poses problems for corporations whose earnings depend on exports to the region. Even before the turbulence developed, we believed U.S. stock valuations were fairly high. As we saw in October, when corrections occur they can be swift and volatile, and we caution investors that the robust returns of recent years are unlikely to be sustained over the long term.

The Personal Strategy Balanced Portfolio is diversified in a way that should serve investors well over time, in our view. We will continue to look for opportunities to increase the portfolio's equity exposure when valuations seem more attractive.

As always, we thank you for your ongoing support.
Respectfully submitted,

Peter Van Dyke
President and Chairman of the Investment Advisory Committee
January 26, 1998

Portfolio Highlights

Portfolio Overview

                                     Percent of
                                     Net Assets
                                       12/31/97
_________________________________________________

Money Market Securities                     4.3%
_________________________________________________

    Money Market Funds                      3.8

    Other Assets Less Liabilities           0.5

Bonds                                      39.2%
_________________________________________________

    U.S. Government Agencies                8.7

    Corporate                              16.3

    Mortgage-Backed                        11.8

    Foreign Government Agencies             2.4

Stocks                                     56.5%
_________________________________________________

    10 Largest Holdings                     6.9%

    AT&T                                    1.0

    GE                                      0.8

    H&R Block                               0.7

    Philip Morris                           0.7

    Delta                                   0.7

    SPDR Trust                              0.6

    Dow Chemical                            0.6

    American Home Products                  0.6

    BANC ONE                                0.6

    SBC Communications                      0.6

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Personal Strategy Balanced Portfolio SEC chart 12/31/97


                                         Personal Strategy
                Combined Index               Balanced
                  Portfolio*                 Portfolio

12/30/94         $  10,000                  $ 10,000
12/95               12,821                    12,866
12/96               14,763                    14,694
12/97               18,177                    17,345

*   60% S&P 500, 30% Lehman Brothers Aggregate Bond Index, 10%
    90-day Treasury bills.

Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Personal Strategy Balanced Portfolio

Periods Ended 12/31/97


                                       Since   Inception
             1 Year     3 Years    Inception        Date
_________________________________________________________

             18.04%      20.15%       20.13%    12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Financial Highlights

T. Rowe Price Personal Strategy Balanced Portfolio

             For a share outstanding throughout each period

                                   Year            12/30/94
                                  Ended             Through
                               12/31/97  12/31/96  12/31/95


NET ASSET VALUE

Beginning of
   period                     $   13.44 $   12.43 $   10.00

Investment activities
   Net investment income           0.46      0.41      0.42
   Net realized and
   unrealized gain (loss)          1.93      1.32      2.41

   Total from
   investment activities           2.39      1.73      2.83

Distributions
   Net investment income          (0.46)    (0.41)    (0.40)
   Net realized gain              (0.24)    (0.31)        -

   Total distributions            (0.70)    (0.72)    (0.40)

NET ASSET VALUE

End of period                 $   15.13 $   13.44 $   12.43
                              _____________________________

Ratios/Supplemental Data

Total return                     18.04%    14.21%    28.66%

Ratio of expenses to
average net assets                0.90%     0.90%     0.90%

Ratio of net investment
income to average
net assets                        3.37%     3.33%     3.69%

Portfolio turnover rate           32.8%     51.7%     39.3%

Average commission rate
paid                          $  0.0343 $  0.0394         -

Net assets, end of period
(in thousands)                $  63,005 $  33,263 $   5,625

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 1997

                                    Shares/Par        Value
                                               In thousands

Common Stocks  56.5%

FINANCIAL  11.3%

Bank and Trust  6.3%

Abbey National (GBP)                     9,500    $     170

ABN Amro Holdings (NLG)                  3,600           70

Air Liquide (L) (FRF)                      420           66

Australia & New Zealand
      Banking ADR                          700           23

BANC ONE                                 7,000          380

Banca Commerciale
      Italiana (ITL)                    10,000           35

Banco de Bilbao
      Vizcaya ADR                        2,400           78

Banco Frances del Rio ADR                1,495           41

BankBoston                               1,000           94

Barclay's (GBP)                          4,000          106

Chase Manhattan                          2,880          315

Citicorp                                 1,200          152

Deutsche Bank (DEM)                      1,100           77

Dresdner Bank AG (DEM)                   1,700           78

First Union                              2,300          118

HSBC Holdings (GBP)                      5,400          138

J. P. Morgan                             1,700          192

KeyCorp                                  1,100           78

Kredietbank (BEF)                          100           42

Mellon Bank                              5,540          336

Mercantile Bancorporation                  300           18

National City                            1,600          105

NationsBank                              1,500           91

Norwest                                  4,400          170

RHB Sakura Merchant
      Bankers (MYR) *                      350            0

Schweizerischer Bankverein
      (CHF) *                              530          165

Societe Generale (FRF)                     513           70

Societe Generale de
      Belgique (BEF)                       200           18

Svenska Handelsbanken
      (SEK)                              2,000           69

U.S. Bancorp                             1,200          134

Union Bank of
      Switzerland (CHF)                    100          145

Washington Mutual                        4,690          299

Wells Fargo                                200    $      68

Westpac Bank (AUD)                       4,000           26

                                                      3,967

Insurance  2.4%

ACE Limited                              1,900          183

American General                         2,000          108

American International
      Group                                650           71

EXEL                                     1,100           70

Mid Ocean Limited                        1,600           87

St. Paul Companies                       4,200          345

Sumitomo Marine & Fire
      Insurance (JPY)                    9,000           47

Travelers Property
      Casualty (Class A)                 7,900          348

UNUM                                     2,340          127

Willis-Corroon ADR                      12,900          159

                                                      1,545
Financial Services  2.6%

American Express                         3,750          335

Associates First
      Capital (Class A)                    100            7

AXA (FRF)                                1,000           77

Fannie Mae                               6,520          372

Freddie Mac                              3,980          167

Household International                    900          115

ING Groep (NLG)                          1,650           70

Money Store                                800           17

Morgan Stanley Dean
      Witter Discover                      800           47

Pearson (GBP)                            3,000           39

DCB Holdings (MYR)                       7,000            3

SLM Holding                              1,030          143

The CIT Group (Class A) *                  700           23

Travelers Group                          3,999          215

                                                      1,630

Total Financial                                       7,142

UTILITIES  4.8%

Telephone Services  3.0%
ALLTEL                                   1,800           74

AT&T                                     9,820          602

BellSouth                                2,700          152

British Telecommunications
      ADR                                  900           72

Compania de Telecomunicaciones
      de Chile ADR                         425    $      13

Frontier                                 7,700          185

Hong Kong Telecommunications
      ADR                                1,100           23

Nippon Telegraph &
      Telephone (JPY)                        9           77

SBC Communications                       5,160          378

Telecom Corp. of New
      Zealand ADR                          800           31

Telecom Italia (ITL)                     8,330           53

Telecom Italia Mobile (ITL)             15,000           69

Telefonica de Espana ADR                   800           73

Telekom Malaysia (MYR)                   3,000            9

Telemex (Class L) ADR                    1,000           56

                                                      1,867

Electric Utilities  1.8%

Electrabel (BEF)                           200           46

Endesa ADR                               2,000           36

Empresa Nacional de Electricidad
      Chile ADR                            500            9

Entergy                                  1,370           41

FirstEnergy                             10,792          313

Hong Kong Electric (HKD)                 6,000           23

Niagara Mohawk *                         6,200           65

PECO Energy                              4,300          104

Texas Utilities                          3,340          139

Unicom                                   8,300          255

VEBA (DEM)                               1,300           89

                                                      1,120

Total Utilities                                       2,987

CONSUMER NONDURABLES  12.3%

Cosmetics  0.5%

Gillette                                   300           30

International Flavors &
      Fragrances                         4,400          227

Kao (JPY)                                6,000           86

                                                        343

Beverages  0.8%

Anheuser-Busch                           4,500          198

Diageo ADR                               1,300           49

LVMH (FRF)                                 100           17

PepsiCo                                  6,700          244

                                                        508

Food Processing  2.6%

Cadbury Schweppes (GBP)                  6,900    $      70

Cadbury Schweppes ADR                      500           21

CPC International                        1,500          162

CSM (NLG)                                1,000           44

Danisco (DKK)                              900           50

Dean Foods                                 600           36

Eridania Beghin-Say (FRF)                  400           63

General Mills                            1,230           88

Heinz                                    1,000           51

Hershey Foods                              500           31

Interstate Bakeries                      1,400           52

McCormick                                6,000          168

Nabisco Holdings (Class A)               1,600           77

Nestle (CHF)                               110          165

Ralston Purina                           2,280          212

Sara Lee                                 6,330          356

                                                      1,646

Hospital Supplies/Hospital Management  0.9%

Abbott Laboratories                        600           39

Baxter International                       900           45

Boston Scientific *                      1,300           60

HealthSouth *                            3,400           94

Medtronic                                1,400           73

Smith & Nephew (GBP)                    10,000           30

St. Jude Medical *                       1,400           43

Tenet Healthcare *                       2,000           66

Terumo (JPY)                             4,000           59

United States Surgical                   2,700           79

                                                        588

Pharmaceuticals  3.9%

American Home Products                   5,140          393

Astra (Class B) (SEK)                    1,333           22

Biogen *                                   600           22

Bristol-Myers Squibb                     2,280          216

Eli Lilly                                1,300           91

Gehe (DEM)                                 700           35

Glaxo Wellcome ADR                       1,400           67

Johnson & Johnson                        2,080          137

Merck                                    1,900          202

Novartis (CHF)                             106          172

Pfizer                                   4,040          301

Pharmacia & Upjohn                       3,217          118

Schering-Plough                          2,000          124

SmithKline Beecham ADR                   6,020          310

Takeda Chemical
      Industries (JPY)                   5,000    $     142

Warner-Lambert                             700           87

                                                      2,439

Health Care Services  0.3%

Altana AG (DEM)                            600           41

United HealthCare                        2,500          124

                                                        165

Miscellaneous Consumer Products  3.3%

Benetton Group (ITL)                     2,080           34

Bridgestone (JPY)                        3,000           65

Colgate-Palmolive                        4,640          341

Kuraray (JPY)                            6,000           50

Lion Nathan (NZD)                        8,000           18

Mattel                                   2,800          104

Newell                                   1,500           64

Philip Morris                            9,480          429

Procter & Gamble                         1,000           80

Service Corp. International              3,000          111

Stanley Works                            1,500           71

Textron                                    800           50

Tomkins (GBP)                            4,000           19

Tomkins ADR                              2,000           38

Unifi                                    4,400          179

Unilever N.V. ADR                        2,000          125

UST                                      6,330          234

Yue Yuen Industrial (HKD)               25,000           53

                                                      2,065

Total Consumer Nondurables                            7,754

CONSUMER SERVICES  5.8%

Restaurants  0.0%

Tricon Global Restaurants *                334           10

                                                         10

General Merchandisers  1.6%

Dayton Hudson                            2,300          155

Fred Meyer *                             1,500           55

J.C. Penney                                700           42

JUSCO (JPY)                              4,000           56

Marui (JPY)                              2,000           31

Neiman-Marcus *                          2,100           64

Pinault Printemps
     Redoute (FRF)                         200          107

Tesco (GBP)                             10,053           83

TJX                                      2,300    $      79

Wal-Mart                                 4,900          193

Warnaco Group (Class A)                  3,800          119

                                                        984

Specialty Merchandisers  1.9%

American Stores                          1,700           35

Christian Dior (FRF)                       400           41

CVS                                      2,214          142

Federated Department
     Stores *                            1,800           78

General Nutrition *                      2,300           78

Home Depot                               1,350           80

Kohl's *                                   900           61

McKesson                                   100           11

Omron (JPY) *                            4,000           63

Safeway *                                2,600          164

Toys "R" Us *                            5,100          160

Tupperware                              10,200          284

                                                      1,197

Entertainment and Leisure  1.0%

Carnival (Class A) ADR                   1,900          105

Disney                                   1,770          175

Hutchison Whampoa (HKD)                 20,000          125

McDonald's                               1,070           51

Reader's Digest (Class B)                7,820          191

Sharp (JPY)                              2,000           14

                                                        661

Media and Communications  1.3%

Asatsu (JPY)                             3,000           43

Elsevier (NLG)                           4,000           65

R.R. Donnelley                           5,900          220

Time Warner                              2,000          124
Tribune                                  1,800          112

U S WEST Media *                         2,800           81

Valassis Communications *                1,300           48

Vodafone ADR                             1,840          133

                                                        826

Total Consumer Services                               3,678

CONSUMER CYCLICALS  2.5%

Automobiles and Related  0.4%

Cycle & Carriage (SGD)                   4,000           16

Honda ADR                                1,500          111

Lucasvarity ADR                          2,084           73

SPX                                      1,000           69

                                                        269

Building and Real Estate  0.8%

Cheung Kong
   Holdings (HKD)                       12,000    $      79

City Developments (SGD)                  5,000           23

Crescent Real Estate
      Equities, REIT                     1,300           51

DBS Land (SGD)                           5,000            8

Federal Realty Investment
      Trust, REIT                        4,100          106

Patriot American
      Hospitality, REIT                  2,099           60

Simon DeBartolo
      Group, REIT                        2,596           85

Starwood Lodging, REIT                   2,100          121

                                                        533

Miscellaneous Consumer Durables  1.3%

Black & Decker                             300           12

Corning                                  8,900          330

Masco                                    1,700           86

Oce Van Der
      Grinten NV (NLG)                     300           33

Ricoh (JPY)                              4,000           50

Sony (JPY)                               1,000           89

Sony ADR                                   500           45

Whirlpool                                2,700          149

                                                        794

Total Consumer Cyclicals                              1,596

TECHNOLOGY  3.1%

Electronic Components  0.5%

ASM Lithography *                          500           34

EMC *                                    1,100           30

Intel                                    1,300           91

Linear Technology                          800           46

Maxim Integrated Products *              2,200           76

Motorola                                   800           46

                                                        323

Electronic Systems  0.5%

Hewlett-Packard                          1,500           94

Honeywell                                2,100          144

KLA Instruments *                          300           11

Nokia ADR                                1,200           84

                                                        333

Information Processing  0.7%

COMPAQ Computer                          2,000    $     113

Dell Computer *                            600           51

Hitachi ADR                                800           55

IBM                                      1,820          190

                                                        409

Office Automation  0.1%

Xerox                                      600           44

                                                         44

Specialized Computer  0.0%

Sun Microsystems *                         700           28

                                                         28

Telecommunications Equipment  0.7%

Cisco Systems *                          2,300          128

LM Ericsson (Class B) ADR                1,200           45

Lucent Technologies                        400           32

MCI                                      2,100           90

Telecomunicacoes
      Brasileiras ADR                      700           81

WorldCom                                 2,300           70

                                                        446

Aerospace and Defense  0.6%

AlliedSignal                             5,240          204

Boeing                                   1,300           64

Lockheed Martin                            800           79

Raytheon                                   400           20

                                                        367

Total Technology                                      1,950

CAPITAL EQUIPMENT  2.3%

Electrical Equipment  1.5%

ABB Group (CHF)                             50           63

Canon (JPY)                              3,000           70

GE                                       6,560          481

Hubbell (Class B)                        1,600           79

Matsushita Electric
      Works (JPY)                        3,000           26

Mitsubishi Electric (JPY)                7,000           18

Siemens (DEM)                              500           29

Tyco International                       4,014          181

                                                        947

Machinery  0.8%

Danaher                                  2,200          139

GKN (GBP)                                3,500           72

Man (DEM)                                  200    $      58

S I G Schweis (CHF)                         20           55

Teleflex                                 3,200          121

Valmet (FIM)                             2,000           27

                                                        472

Total Capital Equipment                               1,419

BUSINESS SERVICES AND TRANSPORTATION  4.7%

Computer Service and Software  1.8%

Automatic Data Processing                2,140          131

BMC Software *                           2,100          138

Electronic Data Systems                  5,400          237

First Data                               3,834          112

Galileo International                    1,200           33

Microsoft *                              1,060          137

National Data                              900           32

Network Associates *                     1,700           90

Oracle *                                 1,350           30

Parametric Technology *                  1,500           71

SunGard Data Systems *                   2,600           81

Synopsys *                               1,400           50

                                                      1,142

Distribution Services  0.1%

JP Foodservice *                         1,342           50

                                                         50

Environmental  0.1%

USA Waste Services *                     2,100           82

                                                         82

Transportation Services  0.1%

Mitsubishi Heavy
      Industries (JPY)                   6,000           25

United Engineers (MYR)                   4,000            3

                                                         28
Miscellaneous Business Services  1.6%

British Airport
     Authorities (GBP)                   5,200           42

Cendant *                                4,400          151

Corporate Express *                      2,650           34

H&R Block                                9,600          430

Omnicom                                  1,600           68

Sime Darby (MYR)                         6,000            6

Wallace Computer Services                1,200           47

Waste Management                         8,000          220

                                                        998

Airlines  0.9%

AMR *                                      920    $     118

Delta                                                 3,600

                                                        429
KLM Royal Dutch
      Airlines ADR                         900           34

                                                        581

Railroads  0.1%

Burlington Northern
      Santa Fe                             700           65

Norfolk Southern                           700           22

                                                         87

Total Business Services and
Transportation                                        2,968

ENERGY  4.1%

Energy Services  0.8%

BJ Services *                              600           43

Camco International                        400           25

Cooper Cameron *                         1,200           73

Elf Aquitaine ADR                        1,100           65

Halliburton                              1,600           83

Johnson Electric
      Holdings (HKD)                    25,200           73

Schlumberger                             1,380          111

TOTAL ADR                                1,000           56

                                                        529

Exploration and Production  0.1%
Santos (AUD)                             9,000           37

                                                         37

Integrated Petroleum - Domestic  1.7%

Atlantic Richfield                       3,760          301

British Petroleum ADR                    2,840          226

Occidental Petroleum                     7,700          226

Unocal                                   2,930          114

USX-Marathon                             6,460          218

                                                      1,085

Integrated Petroleum - International  1.5%

ENI S.P.A. ADR                           1,100           63

Exxon                                    3,320          203

Mobil                                    3,660          264

Repsol ADR                                 900           38

Royal Dutch Petroleum
      ADR                                1,800           97

Shell Transport &
      Trading ADR                        1,800           79

Texaco                                   3,340    $     182

                                                        926

Total Energy                                          2,577

PROCESS INDUSTRIES  3.9%

Diversified Chemicals  1.0%

Dow Chemical                             3,900          396

DuPont                                   2,200          132

Hercules                                 1,400           70

Olin                                       600           28

                                                        626

Specialty Chemicals  1.8%

3M                                         470           39

A. Schulman                              5,100          129

Akzo Nobel (NLG)                           400           69

BASF AG (DEM)                            2,200           78

Bayer AG (DEM)                           1,500           55

Great Lakes Chemical                     7,150          321

Pall                                    15,300          316

Sigma Aldrich                              700           28

Sumitomo Chemicals (JPY)                 7,000           16

Technip (FRF)                              700           74

                                                      1,125

Paper and Paper Products  0.8%

Dai Nippon Printing (JPY)                3,000           56

Fort James                               3,200          122

Kimberly-Clark                           6,600          326

                                                        504

Forest Products  0.1%

International Paper                      1,500           65

                                                         65

Building and Construction  0.2%

Blue Circle Industries (GBP)            12,143           68

Holderbank Financiere (CHF)                 80           65

                                                        133

Total Process Industries                              2,453

BASIC MATERIALS  0.7%

Metals  0.5%

Alcoa                                      580           41

Anglo American
      Platinum (ZAR)                     5,000           67

Nucor                                    1,000           48

Reynolds Metals                          2,400          144

                                                        300


Mining  0.1%

LONRHO (GBP)                            18,000    $      28

Newmont Mining                           1,700           50

Rio Tinto (AUD)                          2,000           23

                                                        101

Miscellaneous Materials  0.1%

Crown Cork & Seal                        1,100           55

Malayan Cement (MYR)                    12,500            9

                                                         64

Total Basic Materials                                   465

MISCELLANEOUS COMMON STOCKS  0.7%

Conglomerates  0.1%

ORKLA (Class A) (NOK)                      500           43

                                                         43

Other Miscellaneous Common Stocks  0.6%

SPDR Trust                               4,100          397

                                                        397

Total Miscellaneous Common Stocks                       440

FOREIGN  0.3%

Europe  0.2%

AXA Colonia
      Konzern (DEM)                        500           48

Svenska Cellulosa (SEK)                  3,000           67

                                                        115

Other Foreign  0.1%

Bobst AG (CHF)                              50           74

                                                         74

Total Foreign                                           189

Total Common Stocks (Cost  $29,046)                  35,618

Corporate Bonds  16.3%

AEI Holding, Sr. Notes, (144a)
      10.00%, 11/15/07               $ 100,000          103

Agricultural Minerals, Sr. Notes
      10.75%, 9/30/03                   50,000           54

Agrium, 7.00%, 2/1/04                  100,000          103

Allied Waste, Sr. Sub. Notes
      10.25%, 12/1/06                  100,000          110

AMC Entertainment, Sr. Sub. Notes
      9.50%, 3/15/09                    75,000           77

American Radio Systems
      Sr. Sub. Notes
      9.00%, 2/1/06                    100,000          106

American Safety Razor, Sr. Notes
      9.875%, 8/1/05                 $  25,000    $      27

American Standard, Deb.
      9.25%, 12/1/16                    64,000           66

Amerigas Partners L.P., Sr. Notes
      10.125%, 4/15/07                  50,000           54

Ameriserve Food, Sr. Sub. Notes
      (144a) 10.125%
      7/15/07                          100,000          105

Archibald Candy, Sr. Secured Notes
      10.25%, 7/1/04                   100,000          104

Aurora Foods, Sr. Sub. Notes
      9.875%, 2/15/07                  100,000          105

B E Aerospace, Sr. Sub. Notes
      9.875%, 2/1/06                    50,000           53

B.F. Saul, REIT, Sr. Secured Notes
      11.625%, 4/1/02                  160,000          170

Boeing, 6.35%, 6/15/03                  30,000           30

Boise Cascade, Deb.
      7.35%, 2/1/16                    210,000          210

Bway, Sr. Sub. Notes, (144a)
      10.25%, 4/15/07                   70,000           76

Celestica International
      Gtd. Sr. Sub. Notes
      10.50%, 12/31/06                  50,000           53

Chief Auto Parts, Sr. Notes
      10.50%, 5/15/05                   50,000           50

Citicorp, Sub. Notes
      7.75%, 6/15/06                    50,000           54

Coach USA, Gtd. Sr. Sub. Notes
      9.375%, 7/1/07                   100,000          102

Coca-Cola Bottling Group
      Sr. Sub. Notes
      9.00%, 11/15/03                   50,000           51

Coinmach, Sr. Sub. Notes
      11.75%, 11/15/05                  50,000           56

Commonwealth Edison, Deb.
      6.40%, 10/15/05                   75,000           73

Communications & Power Industries
      Sr. Sub. Notes
      12.00%, 8/1/05                   100,000          112

Container Corporation of America
      Sr. Notes
      9.75%, 4/1/03                     50,000           54

      Gtd.
      10.75%, 5/1/02                    25,000           27

Continental Airlines
      6.94%, 10/15/13                $ 196,078    $     202

Dan River, Sr. Sub. Notes
      10.125%, 12/15/03                100,000          106

Delta Air Lines
      MTN, 8.625%
      6/15/04                           60,000           67

Delta Mills, Sr. Notes
      (144a) 9.625%
      9/1/07                           100,000          102

Doane Products, Sr. Notes
      10.625%, 3/1/06                  100,000          108

Dyersburg, 9.75%, 9/1/07               100,000          105

Dyncorp, Sr. Sub. Notes
      9.50%, 3/1/07                     75,000           77

Energy Corporation of America
      Sr. Sub. Notes
      9.50%, 5/15/07                   100,000          100

Enhance Financial Services, Deb.
      6.75%, 3/1/03                    200,000          201

Fairchild Semiconductor
      Sr. Sub. Notes
      10.125%, 3/15/07                 100,000          105

Fairfax Financial Holdings
      8.25%, 10/1/15                   250,000          275

Falcon Building Products
      Gtd. Sr. Sub. Notes
      9.50%, 6/15/07                    75,000           77

Ferrellgas, Sr. Notes
      10.00%, 8/1/01                    50,000           53

First Federal Financial
      11.75%, 10/1/04                   50,000           56

First USA Bank, Sr. Notes
      5.85%, 2/22/01                   200,000          198

Frontiervision, Sr. Sub. Notes
      11.00%, 10/15/06                  50,000           56

Fundy Cable, Sr. Secured
      2nd Priority Notes
      11.00%, 11/15/05                 100,000          107

GMAC, 7.125%, 6/1/99                    25,000           25

Grand Casino, 1st Mtg. Notes
      10.125%, 12/1/03                 100,000          108

Grand Metropolitan
      Investment, Gtd.
      9.00%, 8/15/11                   200,000          241

Hawk, Sr. Notes
      10.25%, 12/1/03                $  50,000    $      53

Haynes International
      Sr. Notes
      11.625%, 9/1/04                   50,000           57

Herff Jones, Sr. Sub. Notes
      11.00%, 8/15/05                   25,000           27

HMC Acquisition Properties
      Sr. Notes
      9.00%, 12/15/07                   25,000           26

Host Marriott Travel Plazas
      Sr. Notes
      9.50%, 5/15/05                    50,000           53

International Logistics
      Sr. Notes, (144a)
      9.75%, 10/15/07                  100,000           99

International Wire
   Sr. Sub. Notes, (144a)
      11.75%, 6/1/05                    75,000           82

Intertek Finance, Sr. Sub. Notes
      10.25%, 11/1/06                   50,000           53

Iron Mountain, Sr. Sub. Notes
      8.75%, 9/30/09                   100,000          103

Keebler, Sr. Sub. Notes
      10.75%, 7/1/06                    50,000           56

Kelley Oil & Gas, Sr. Sub. Notes
      10.375%, 10/15/06                 75,000           80

Lenfest Communications
      Sr. Notes
      8.375%, 11/1/05                   20,000           21

Lucent Technologies
      7.25%, 7/15/06                   200,000          212

Maxxam Group Holdings
      Sr. Notes
      11.25%, 8/1/03                    50,000           53

May Department Stores
      Gtd. Deb. Notes
      8.30%, 7/15/26                   500,000          533

Northland Cable Television
   Sr. Sub. Notes, (144a)
      10.25%, 11/15/07                 100,000          105

Northrop Grumman
      7.00%, 3/1/06                    200,000          206

Ocwen Financial, Sr. Notes
      11.875%, 10/1/03                  50,000           56

Owens & Minor, Sr. Sub. Notes
      10.875%, 6/1/06                $  25,000    $      28

Pennsylvania Power and Light
      1st Mtg. Notes
      6.50%, 4/1/05                     50,000           50

Plastic Containers, Sr. Secured Notes
      10.00%, 12/15/06                  75,000           81

Pride Petroleum Services, Sr. Notes
      9.375%, 5/1/07                    75,000           81

Public Service Electric & Gas
      1st Ref. Mtg. Notes
      7.00%, 9/1/24                    200,000          197
      Mtg. Bonds
      8.875%, 6/1/03                   100,000          111

Quest Diagnostics
      Gtd. Sr. Sub. Notes
      10.75%, 12/15/06                  50,000           55

Revlon Consumer Products
      Sr. Sub. Notes
      10.50%, 2/15/03                   50,000           53

Rio Hotel & Casino
      Gtd. Sr. Sub. Notes
      9.50%, 4/15/07                    75,000           80

Safelite Glass, Sr. Sub. Notes, (144a)
      9.875%, 12/15/06                  50,000           53

Scotland International Finance
      Sub. Notes, (144a)
      6.50%, 2/15/11                   100,000           98

Six Flags Theme Parks
      Sr. Sub. Disc. Notes
      STEP, Zero Coupon
      6/15/05                          125,000          133

Specialty Retailers, Sr. Notes
      8.50%, 7/15/05                    75,000           76

Sprint Spectrum, Sr. Notes
      11.00%, 8/15/06                   50,000           56

Synthetic Industries
      Sr. Sub. Notes
      9.25%, 2/15/07                    50,000           53

Tele-Communications, Deb.
      8.75%, 2/15/23                   100,000          106

Teleport Communications
      Sr. Notes
      9.875%, 7/1/06                    50,000           56

TeleWest, Sr. Disc. Deb.
      STEP, Zero Coupon
      10/1/07                        $  75,000    $      58

Tenet Healthcare, Sr. Sub. Notes
      8.625%, 1/15/07                   50,000           52

Texas Utilities, 1st Mtg. Bonds
      7.875%, 4/1/24                   100,000          105

Time Warner Entertainment, Deb.
      8.375%, 3/15/23                   75,000           86

Trump Atlantic City
      1st Mtg. Notes
      11.25%, 5/1/06                    25,000           25

United Artists Theatre Circuit, PTC
      9.30%, 7/1/15                     48,706           49

US Can, Sr. Gtd. Notes
      10.125%, 10/15/06                 50,000           53

USF&G Capital II, Gtd. Notes
      8.47%, 1/10/27                   900,000          955

Vencor, 8.625%, 7/15/07                100,000          100

Vesta Insurance Group
      Deb. Notes
      8.75%, 7/15/25                   500,000          587

Viasystems, Sr. Sub. Notes, (144a)
      9.75%, 6/1/07                     75,000           77

Wal-Mart Stores, Deb.
      7.25%, 6/1/13                    150,000          161

Westpoint Stevens
      Sr. Sub. Deb. Notes
      9.375%, 12/15/05                  75,000           79

Windy Hill Pet Food
      Sr. Sub. Notes
      9.75%, 5/15/07                   100,000          104

Total Corporate Bonds (Cost  $9,876)                 10,287

Foreign Government Obligations/Agencies  2.4%

European Investment Bank
      3.00%, 9/20/06         JPY    40,000,000          334

      4.625%, 2/26/03        JPY    20,000,000          178

Federal Republic of Germany
      6.00%, 7/4/07          DEM       330,000          191

      6.50%, 7/15/03         DEM        50,000           30

      8.375%, 5/21/01        DEM       145,000           90

Government of Canada
      8.50%, 4/1/02          CAD       147,000          115

Government of France
      5.50%, 4/25/07         FRF     1,140,000    $     192

      8.50%, 11/25/02        FRF       492,000           95

Government of Japan
      4.50%, 6/20/03 +       JPY     4,000,000           35

Republic of Italy
      8.50%, 8/1/04          ITL    40,000,000           26

United Kingdom Treasury Notes
      7.50%, 12/7/06         GBP        64,000          113

      8.00%, 6/10/03         GBP        31,000           54

      8.50%, 12/7/05         GBP        10,000           19

Total Foreign Government Obligations/
Agencies (Cost  $1,531)                               1,472

U.S. Government Mortgage-Backed
Securities  11.8%

Federal National Mortgage Assn.
     6.50%, 1/1/26                   $ 263,683          261

Government National Mortgage Assn.
    I
     6.00%
      12/15/23 - 4/15/26             2,141,094        2,080

     6.50%
      4/15/24 - 4/15/26              1,843,091        1,827

     7.00%
      5/15/23 - 12/15/27             1,121,273        1,133

     7.50%
      5/15/24 - 11/15/25               466,717          480

     8.00%
      10/15/25 - 6/15/26               551,872          574

     8.50%, 12/15/24                    69,545           74

     11.50%, 11/15/19                   23,949           27

    II
     7.00%, 9/20/27                    986,886          992

Total U.S. Government Mortgage-
Backed Securities (Cost  $7,236)                      7,448

U.S. Government Obligations/Agencies  8.7%

Cooperative Utility Trust
     9.50%, 2/15/17                    100,000          106

Tennessee Valley Authority
     5.88%, 4/1/36                     500,000          517

     6.235%, 7/15/45                 1,000,000        1,033

     8.25%, 4/15/42                    160,000          195

U.S. Treasury Bonds
     6.75%, 8/15/26          $       3,300,000    $   3,633

Total U.S. Government Obligations/
Agencies (Cost  $5,171)                               5,484

Short-Term Investments  3.8%

Money Market Funds  3.8%

Reserve Investment Fund
      5.84% #                        2,401,355        2,401

Total Short-Term Investments
(Cost  $2,401)                                        2,401

Total Investments in Securities

99.5% of Net Assets (Cost $55,261)                $  62,710

Other Assets Less Liabilities                           295

NET ASSETS                                        $  63,005
                                                  _________

Net Assets Consist of:

Accumulated net investment income -
  net of distributions                            $      11

Accumulated net realized gain/loss -
  net of distributions                                  151

Net unrealized gain (loss)                            7,447

Paid-in-capital applicable to 4,163,460
   shares of $0.0001 value capital
   stock par outstanding; 1,000,000,000
   shares of the corporation authorized              55,396

NET ASSETS                                        $  63,005
                                                  _________

NET ASSET VALUE PER SHARE                         $   15.13
                                                  _________

    *  Non-income producing
    + Securities contain some restrictions as to public resale-total of such securities at year-end amounts to 0.06% of net assets.
    #  Seven-day yield
  ADR  American Depository Receipt
  MTN  Medium term note
  PTC  Pass-through Certificate
 REIT  Real Estate Investment Trust
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers-total of such securities at year-end amounts to 1.43% of net assets.
  AUD  Australian dollar
  BEF  Belgian franc
  CAD  Canadian dollar
  CHF  Swiss franc
  DEM  German deutschemark
  DKK  Danish krone
  FIM  Finnish mark
  FRF  French franc
  GBP  British sterling
  HKD  Hong Kong dollar
  ITL  Italian lira
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NLG  Dutch guilder
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Personal Strategy Balanced Portfolio
In thousands

                                                       Year
                                                      Ended
                                                   12/31/97

Investment Income

Income
     Interest                                     $   1,522
     Dividend                                           533
     Other                                               10

     Total income                                     2,065

Expenses
     Investment management
       and administrative                               435

Net investment income                                 1,630

Realized and Unrealized
     Gain (Loss)

Net realized gain (loss)
     Securities                                       1,046
     Foreign currency transactions                       (7)

     Net realized gain (loss)                         1,039

Change in net unrealized gain
     or loss
     Securities                                       5,345
     Other assets and liabilities
     denominated in foreign currencies                   (2)

     Change in net unrealized gain or loss            5,343

Net realized and unrealized gain (loss)               6,382

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                            $   8,012
                                                  _________

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio
In thousands

                                          Year
                                         Ended
                                      12/31/97    12/31/96

Increase (Decrease) in Net Assets
Operations
    Net investment income            $   1,630    $     596
    Net realized gain (loss)             1,039          671
    Change in net unrealized
      gain or loss                       5,343        1,592

    Increase (decrease) in net
      assets from operations             8,012        2,859

Distributions to shareholders
    Net investment income               (1,619)        (679)
    Net realized gain                     (951)        (584)

    Decrease in net assets
      from distributions                (2,570)      (1,263)

Capital share transactions*
    Shares sold                         28,650       29,528
    Distributions reinvested             2,570        1,263
    Shares redeemed                     (6,920)      (4,849)

    Increase (decrease) in net
      assets from capital
      share transactions                24,300       25,942

Net equalization                             -          100

Net Assets

Increase (decrease) during period       29,742       27,638
Beginning of period                     33,263        5,625

End of period                        $  63,005    $  33,263
                                      _____________________

*Share information
    Shares sold                          1,996        2,308
    Distributions reinvested               174           96
    Shares redeemed                       (482)        (382)
    Increase (decrease) in
      shares outstanding                 1,688        2,022

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective January 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated
$30,212,000 and $12,556,000, respectively, for the year ended
December 31, 1997. Purchases and sales of U.S. government securities aggregated $7,788,000 and $2,516,000, respectively, for the year ended December 31, 1997.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At December 31, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $55,261,000, and net unrealized gain aggregated $7,449,000, of which $8,467,000 related to appreciated investments and $1,018,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $36,000 was payable at December 31, 1997. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1997, totaled $36,000 and are reflected as interest income in the accompanying Statement of Operations.

During the year ended December 31, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $768,000 with certain affiliates of the manager and paid commissions of $3,000 related thereto.

Tax Information (Unaudited) for the Tax Year Ended 12/31/97
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o   $284,000 from short-term capital gains, and

o $667,000 from long-term capital gains; of which $308,000 was subject to the 20% rate gains category.

For corporate shareholders, 19% of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

Report of Independent Accountants

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of the Personal Strategy Balanced Portfolio
In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Personal Strategy Balanced Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with custodians and, where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Baltimore, Maryland
January 21, 1998

100 East Pratt Street
Baltimore, Maryland 21202
This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price Investment Services, Inc., Distributor

TRP655 (12/97)
K15-053  12/31/97